Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	BRAZILIAN DISTRIBUTION CO COMPANHIA BRASILEIRA DE DISTR CBD
Entity Central Index Key	0001038572
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	D5
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	99,679,851
Entity Preferred Stock, Shares Outstanding	168,317,573